Revenues - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) performance_obligation customer	Dec. 31, 2025 USD ($) performance_obligation customer	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue, number of performance obligations | performance_obligation	1	1
Other revenues from contracts with customers	€ 16,097		€ 5,622	€ 8,075
Current refunds provision	10,814		19,650
Increase (decrease) in revenue from sales of good	(5,300)
Product sales	157,908		163,253	144,624
Increase (decrease) in revenue	€ 5,100
Number of largest customers | customer	3	3
Customers representing more than 10% of sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	€ 77,900		76,000	67,100
Customer concentration risk | One customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage	10.00%	10.00%
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue	€ 5,000
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	5.00%	5.00%
Product sales	€ 98,419		94,069	73,483
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(1.00%)	(1.00%)
Product sales	€ 31,909		32,303	29,775
IXCHIQ®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	€ 8,421		3,696	0
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(42.00%)	(42.00%)
Product sales	€ 19,159		33,185	35,675
Revenues from shipping and handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers	481		1,368	21
Milestone payment - licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers	3,421		712	3,637
Increase (decrease) in other revenue from contract with customers	2,700
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers	€ 87		1,133	2,288
Increase (decrease) in revenue from sales of goods, percentage	(92.00%)	(92.00%)
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers	€ 10,000		0	€ 0	€ (45,900)
Current refunds provision	€ 9,000		€ 18,600
Shared development costs, percentage incurred	40.00%	40.00%
Milestone payments, development and commercialization | $		$ 143
Future milestone, sales targets | $		$ 100
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	14.00%	14.00%
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	22.00%	22.00%
Serum Institute of India | IXCHIQ® | Master collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers	€ 2,500
U.S. military
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in sales of goods, percentage	(4.00%)	(4.00%)